Taxation (Details)	6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)
Taxation [Line Items]
Income tax	$ 675,252		$ 1,279,314
Deferred tax liabilities	$ 332,626
Singapore [Member]
Taxation [Line Items]
Tax rate percentage	17.00%	17.00%
Income tax	$ 10,000
Tax First Year [Member]
Taxation [Line Items]
Tax rate percentage	75.00%	75.00%
Tax First Year [Member] | Singapore [Member]
Taxation [Line Items]
Income tax	$ 7,320
Tax Next Year [Member]
Taxation [Line Items]
Tax rate percentage	50.00%	50.00%
Tax Next Year [Member] | Singapore [Member]
Taxation [Line Items]
Income tax	$ 139,072	$ (190,000)